Organization and Description of Business	6 Months Ended
Sep. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and description of business

Note 1 – Organization and description of business

History and Development of the Company

We were incorporated in the British Virgin Islands on July 4, 2017. Our wholly owned subsidiary China SXT Group Limited ("SXT HK") was incorporated in Hong Kong on July 21, 2017. China SXT Group Limited in turn holds all the capital stocks of Taizhou Suxuantang Biotechnology Co. Ltd. ("WFOE"), a wholly foreign owned enterprise incorporated in China on October 13, 2017. WFOE controls Jiangsu Suxuantang Pharmaceutical Co., Ltd. ("Taizhou Suxuantang" or the "VIE") through a series of agreements (the "VIE Agreements").

Pursuant to PRC laws, each entity formed under PRC law shall have certain business scope approved by the Administration of Industry and Commerce or its local counterpart. As such, WFOE's business scope is to primarily engage in technology development, provision of technology service, technology consulting; development of computer software and hardware, computer network technology, game software; provision of enterprise management and related consulting service, human resource consulting service and intellectual property consulting service. Since the sole business of WFOE is to provide Taizhou Suxuantang with technical support, consulting services and other management services relating to its day-to-day business operations and management in exchange for a service fee approximately equal to the net income of Taizhou Suxuantang, such business scope is necessary and appropriate under PRC laws.

China SXT Pharmaceutical is a holding company with no business operation other than holding the shares in SXT HK; SXT HK is a pass-through entity with no business operation. WFOE is exclusively engaged in the business of managing the operation of Taizhou Suxuantang. Taizhou Suxuantang principally engaged in offering Advanced, Regular and Fine TCMP products, and 4 solid beverage products, TCM Homologous Supplements ("TCMHS") products.